TAXATION (Details 2) $ in Millions	12 Months Ended
	Dec. 31, 2012 USD ($)	Sep. 30, 2015 CNY (¥)	Dec. 31, 2012 CNY (¥)	Jun. 13, 2012 USD ($)	Jan. 02, 2008 CNY (¥)
Tax rate disclosure
Deferred tax liability provided on the outside basis difference for the remaining undistributed earnings		¥ 0
China
Tax rate disclosure
Amount approved as payment of dividend to purchase ADSs | $				$ 300.0
PRC withholding tax (as a percent)	5.00%
Accrued withholding tax for dividend distribution	$ 15.0		¥ 95,000,000
Undistributed earnings of foreign subsidiaries					¥ 4,600,000,000